Investment in Convertible Note	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment in Convertibles Note
Note 3. Investment in Convertible Notes
On July 19, 2019, the Company entered into an agreement to purchase up to $30.0 million in convertible promissory notes from another terminal operator that bear interest at 3% per annum. The Company has the option of converting the notes to common stock of the terminal operator prior to the maturity date. At closing, the Company purchased a $5.0 million note which is subordinated to the terminal operator’s credit facility and matures six months following the satisfaction of administrative conditions.
On October 11, 2019, the Company purchased an additional $25.0 million note which is also subordinated to the terminal operator’s credit facility and, beginning on July 1, 2020, the balance of this note, if not previously converted, will be payable in equal $1,000,000 monthly installments until all principal has been repaid in full.
On July 30, 2020, the Company and the terminal operator entered into an amendment to the original note agreement. See Note 17 for further information.
The carrying amount of the investment in the convertible notes approximates the fair value, in all material respects, as of June 30, 2020. For more information on how the Company determined the fair value of the convertible notes, see Note 10.

Note 4.	Investment in Convertible Note
On July 19, 2019, the Company entered into an agreement to purchase up to $30.0 million in convertible promissory notes that bear interest at 3% per annum from another terminal operator. The Company has the option of converting the notes to common stock of the terminal operator prior to the maturity date. At closing, the Company purchased a $5.0 million note which is subordinated to the terminal operator’s credit facility and matures six months following the satisfaction of administrative conditions.
On October 11, 2019, the Company purchased an additional $25.0 million note which is also subordinated to the terminal operator’s credit facility and, beginning on July 1, 2020, the balance of this note, if not previously converted, will be payable in equal $1,000,000 monthly installments until all principal has been repaid in full.
The carrying amount of the investment in the convertible notes approximates the fair value, in all material respects, as of December 31, 2019. For more information on how the Company determined the fair value of the convertible note, see Note 11.